Other Intangibles, Net (Tables)	12 Months Ended
Dec. 31, 2014
Finite Lived Intangible Assets and Goodwill [Line Items]
Schedule Of Other Intangibles

	Year ended December 31,
	2014	2013
Goodwill	$58,094	$-
Customer relationships	346,647	-
Contractual vendor intangible assets	47,580	-
Tradename and other intangible assets	71,388	-
	$523,709	$-

Customer Relationships And Other Intangible Assets [Member]
Finite Lived Intangible Assets and Goodwill [Line Items]
Schedule Of Customer Relationships And Tradename And Other Intangible Assets And Related Accumulated Amortization

		Year ended December 31, 2014

	Weighted-average amortization period (in years)	Gross carrying amount	Accumulated amortization	Net
Customer relationships	16.4	$360,000	$(13,353)	$346,647
Tradename and other intangible assets	9.9	79,365	(7,977)	71,388
		$439,365	$(21,330)	$418,035

Schedule Of Future Amortization Of The Intangible Assets

Future amortization
2015	$33,854
2016	33,865
2017	33,865
2018	27,559
2019	23,865